Subsequent events - Convertible debenture (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 01, 2020	Jan. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Sep. 15, 2020
Subsequent Event [Line Items]
Principal amount of debentures converted			$ 3,200,000	$ 800,000
Interest amount of debentures converted			$ 89,932	$ 57,165
Number of shares issued upon conversion			3,084,081	827,057
Conversion price (in dollars per share)			$ 1.07	$ 1.04
Subsequent events
Subsequent Event [Line Items]
Conversion price (in dollars per share)					$ 3.00
Subsequent events | Convertible debenture
Subsequent Event [Line Items]
Principal amount of debentures converted	$ 2,600,000	$ 1,700,000
Interest amount of debentures converted	$ 84,630	$ 76,356
Number of shares issued upon conversion	2,478,780	2,037,714
Conversion price (in dollars per share)	$ 1.08	$ 0.87